Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 2,810	$ 2,357
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	72	135
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	106	49
Fair value on a recurring basis | Fair Value | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	49	107
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	105	42
Fair value on a recurring basis | Fair Value | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	7
Fair value on a recurring basis | Fair Value | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	23	28
Fair value on a recurring basis | Fair Value | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	287	480
Fair value on a recurring basis | Fair Value | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	67	23
Fair value on a recurring basis | Fair Value | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	965	668
Fair value on a recurring basis | Fair Value | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	41	49
Fair value on a recurring basis | Fair Value | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	116	30
Fair value on a recurring basis | Fair Value | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	942	718
Fair value on a recurring basis | Fair Value | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	157	268
Fair value on a recurring basis | Fair Value | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	90	64
Fair value on a recurring basis | Fair Value | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	39	5
Fair value on a recurring basis | Fair Value | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	72	34
Fair value on a recurring basis | Fair Value | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	27	14
Fair value on a recurring basis | Fair Value | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	7	4
Fair value on a recurring basis | Fair Value | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	3	4
Fair value on a recurring basis | Level 1 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	49	98
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	104	42
Fair value on a recurring basis | Level 1 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	7
Fair value on a recurring basis | Level 1 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 1 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	72	34
Fair value on a recurring basis | Level 1 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	3	4
Fair value on a recurring basis | Level 2 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	9
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	0
Fair value on a recurring basis | Level 2 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 2 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	23	28
Fair value on a recurring basis | Level 2 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	287	480
Fair value on a recurring basis | Level 2 | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	67	23
Fair value on a recurring basis | Level 2 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	965	668
Fair value on a recurring basis | Level 2 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	41	49
Fair value on a recurring basis | Level 2 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	116	30
Fair value on a recurring basis | Level 2 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	942	718
Fair value on a recurring basis | Level 2 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	157	268
Fair value on a recurring basis | Level 2 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	90	64
Fair value on a recurring basis | Level 2 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	39	5
Fair value on a recurring basis | Level 2 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	27	14
Fair value on a recurring basis | Level 2 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 3 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 3 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 3 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	7	4
Fair value on a recurring basis | Level 3 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 0	$ 0